INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Weighted average useful lives of intangible assets
Intangible assets, amortization expenses	$ 10,203	¥ 71,028	¥ 68,115	¥ 143,602
Minimum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	1 year	1 year
Maximum
Weighted average useful lives of intangible assets
Estimated useful life of intangible assets	32 years	32 years